Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Bank deposits	$ 1,123,095	$ 1,846,842
Short term investments	14,257,394	47,270,788
Total	$ 15,380,489	$ 49,117,630